UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-21319

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible and High Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos Sr., President
Calamos Advisors LLC,
2020 Calamos Court,
Naperville, Illinois
60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: October 31, 2010
DATE OF REPORTING PERIOD: July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

Calamos Convertible and High Income Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CORPORATE BONDS (78.3%)
		Consumer Discretionary (14.0%)
4,557,000		Asbury Automotive Group, Inc.µ 7.625%, 03/15/17	$4,363,328
985,000		Boyd Gaming Corp. 7.125%, 02/01/16	849,563
3,941,000		Cooper Tire & Rubber Company 8.000%, 12/15/19	4,019,820
		DISH Network Corp.
6,207,000		7.125%, 02/01/16µ	6,408,727
2,463,000		7.875%, 09/01/19	2,629,253
6,675,000		GameStop Corp.µ 8.000%, 10/01/12	6,891,937
		General Motors Corp.
6,404,000		7.200%, 01/15/11	2,209,380
4,729,000		7.125%, 07/15/13	1,601,949
4,926,000		Goodyear Tire & Rubber Companyµ 7.000%, 03/15/28	4,482,660
7,143,000		Hanesbrands, Inc.µ‡ 4.121%, 12/15/14	6,821,565
9,163,000		Hasbro, Inc.µ 6.600%, 07/15/28	9,157,750
1,842,000		Interpublic Group of Companies, Inc. 10.000%, 07/15/17	2,145,930
1,478,000		J.C. Penney Company, Inc. 7.650%, 08/15/16	1,633,190
7,469,000		Jarden Corp.µ 7.500%, 05/01/17	7,711,742
3,163,000		Kellwood Company 7.625%, 10/15/17	1,850,355
3,449,000		Liberty Media Corp.µ 8.250%, 02/01/30	3,224,815
966,000		Limited Brands, Inc.µ 7.000%, 05/01/20	1,002,225
3,646,000		Live Nation Entertainment, Inc.* 8.125%, 05/15/18	3,481,930
3,867,000		Mandalay Resort Group 7.625%, 07/15/13	3,344,955
5,744,000		NetFlix, Inc. 8.500%, 11/15/17	6,260,960
266,000		Phillips-Van Heusen Corp. 7.375%, 05/15/20	278,635
		Royal Caribbean Cruises, Ltd.
11,725,000		7.500%, 10/15/27µ	10,493,875
985,000		7.000%, 06/15/13µ	1,012,088
394,000		7.250%, 06/15/16	399,910
		Service Corp. International
8,375,000		7.500%, 04/01/27µ	7,600,312
1,971,000		7.625%, 10/01/18µ	2,069,550
985,000		8.000%, 11/15/21	1,031,788
4,926,000		Sotheby’sµ 7.750%, 06/15/15	5,049,150
985,000		Speedway Motorsports, Inc. 8.750%, 06/01/16	1,050,256
6,503,000		Vail Resorts, Inc.µ 6.750%, 02/15/14	6,616,802
1,971,000	GBP	Warner Music Group Corp.
		8.125%, 04/15/14	2,876,298
2,335,000		Wynn Las Vegas, LLC*† 7.750%, 08/15/20	2,378,781

			120,949,479

		Consumer Staples (3.6%)
4,187,000		Chiquita Brands International, Inc. 8.875%, 12/01/15	4,255,039
		Constellation Brands, Inc.
4,769,000		7.250%, 09/01/16µ	4,995,527
985,000		7.250%, 05/15/17	1,029,325
1,345,000		Del Monte Foods Company 7.500%, 10/15/19	1,424,019
3,449,000		NBTY, Inc.µ 7.125%, 10/01/15	3,586,960
3,941,000		Reynolds American, Inc.~ 7.250%, 06/15/37	4,115,547
		Smithfield Foods, Inc.
9,853,000		7.750%, 07/01/17	9,668,256
1,971,000		7.750%, 05/15/13	1,985,782
261,000		TreeHouse Foods, Inc. 7.750%, 03/01/18	276,334

			31,336,789

		Energy (17.4%)
6,404,000		Arch Coal, Inc.µ* 8.750%, 08/01/16	6,900,310
2,463,000		Arch Western Finance, LLCµ 6.750%, 07/01/13	2,487,630
2,562,000		ATP Oil & Gas Corp.* 11.875%, 05/01/15	1,908,690
		Berry Petroleum Company
4,613,000		8.250%, 11/01/16	4,670,662
1,971,000		10.250%, 06/01/14	2,187,810
1,478,000		Bill Barrett Corp. 9.875%, 07/15/16	1,622,105
7,759,000		Bristow Group, Inc.µ 7.500%, 09/15/17	7,759,000
		Chesapeake Energy Corp.
3,941,000		9.500%, 02/15/15µ	4,443,477
3,182,000		6.875%, 11/15/20	3,329,168
4,926,000		Complete Production Services, Inc. 8.000%, 12/15/16	5,012,205
8,079,000		Comstock Resources, Inc. 8.375%, 10/15/17	8,361,765
5,340,000		Concho Resources, Inc. 8.625%, 10/01/17	5,593,650
		Continental Resources, Inc.
1,971,000		8.250%, 10/01/19µ	2,118,825
690,000		7.375%, 10/01/20*	703,800
7,437,000		Dresser-Rand Group, Inc. 7.375%, 11/01/14	7,529,962

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

4,675,000		Frontier Oil Corp.µ 8.500%, 09/15/16	$4,791,875
4,610,000		GulfMark Offshore, Inc.µ 7.750%, 07/15/14	4,586,950
9,853,000		Helix Energy Solutions Group, Inc.µ* 9.500%, 01/15/16	9,606,675
502,000		Holly Corp. 9.875%, 06/15/17	525,218
3,887,000		Hornbeck Offshore Services, Inc.µ 8.000%, 09/01/17	3,658,639
		Mariner Energy, Inc.µ
5,838,000		8.000%, 05/15/17	6,450,990
3,449,000		11.750%, 06/30/16	4,362,985
6,799,000		Petrohawk Energy Corp.µ 7.125%, 04/01/12	6,875,489
		Petroplus Holdings, AG*
5,912,000		9.375%, 09/15/19	5,350,360
1,971,000		6.750%, 05/01/14	1,783,755
493,000		7.000%, 05/01/17	423,980
4,434,000		Pride International, Inc.µ 8.500%, 06/15/19	4,977,165
1,841,000		Range Resources Corp.µ 8.000%, 05/15/19	1,983,678
5,419,000		SEACOR Holdings, Inc.µ 7.375%, 10/01/19	5,819,009
7,488,000		Superior Energy Services, Inc.µ 6.875%, 06/01/14	7,525,440
		Swift Energy Company
6,799,000		8.875%, 01/15/20	6,968,975
2,365,000		7.125%, 06/01/17	2,282,225
3,517,000		Whiting Petroleum Corp.µ 7.250%, 05/01/12	3,547,774
3,593,000		Williams Companies, Inc. 7.750%, 06/15/31	4,145,948

			150,296,189

		Financials (5.7%)
6,158,000		Ford Motor Credit Company, LLC 9.875%, 08/10/11	6,497,854
5,436,000		Host Hotels & Resorts, Inc. 7.125%, 11/01/13	5,558,310
6,700,000		Janus Capital Group, Inc. 6.950%, 06/15/17	6,887,566
		Leucadia National Corp.µ
10,710,000		8.125%, 09/15/15	11,191,950
2,355,000		7.000%, 08/15/13	2,449,200
6,897,000		Nuveen Investments, Inc. 10.500%, 11/15/15	6,810,787
		OMEGA Healthcare Investors, Inc.
3,793,000		7.500%, 02/15/20*	3,954,203
936,000		7.000%, 04/01/14	953,550
4,926,000		Senior Housing Properties Trustµ 8.625%, 01/15/12	5,190,773

			49,494,193

		Health Care (3.9%)
		Bio-Rad Laboratories, Inc.
1,971,000		8.000%, 09/15/16	2,118,825
1,971,000		7.500%, 08/15/13µ	2,005,493
2,463,000		Community Health Systems, Inc. 8.875%, 07/15/15	2,586,150
		Mylan, Inc.*
3,803,000		7.625%, 07/15/17	4,059,702
3,202,000		7.875%, 07/15/20	3,442,150
3,527,000		Omnicare, Inc. 7.750%, 06/01/20	3,773,890
6,207,000		Talecris Biotherapeutics Holdings Corp. 7.750%, 11/15/16	6,703,560
7,636,000		Valeant Pharmaceuticals International* 7.625%, 03/15/20	9,125,020

			33,814,790

		Industrials (10.5%)
5,419,000		BE Aerospace, Inc.µ 8.500%, 07/01/18	5,906,710
		Belden, Inc.
3,941,000		9.250%, 06/15/19*	4,285,837
2,360,000		7.000%, 03/15/17µ	2,371,800
2,463,000		Clean Harbors, Inc.µ 7.625%, 08/15/16	2,555,363
5,956,000		Deluxe Corp.µ 7.375%, 06/01/15	6,119,790
		Esterline Technologies Corp.
13,794,000		7.750%, 06/15/13	14,069,880
2,956,000		7.000%, 08/01/20*†	3,022,510
3,449,000		Gardner Denver, Inc.µ 8.000%, 05/01/13	3,505,046
1,842,000		H&E Equipment Services, Inc. 8.375%, 07/15/16	1,779,833
5,813,000		Interline Brands, Inc.µ 8.125%, 06/15/14	5,987,390
1,971,000	GBP	Iron Mountain, Inc.*
		7.250%, 04/15/14	3,030,937
2,049,000		Kansas City Southernµ 13.000%, 12/15/13	2,481,851
		Oshkosh Corp.
5,158,000		8.500%, 03/01/20	5,428,795
1,197,000		8.250%, 03/01/17	1,256,850
9,360,000		Spirit AeroSystems Holdings, Inc. 7.500%, 10/01/17	9,477,000
		Terex Corp.
6,897,000		8.000%, 11/15/17	6,724,575
1,867,000		7.375%, 01/15/14	1,909,008
3,202,000		Trinity Industries, Inc.µ 6.500%, 03/15/14	3,246,027
		Triumph Group, Inc.
2,700,000		8.000%, 11/15/17	2,693,250
2,463,000		8.625%, 07/15/18*	2,586,150

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

1,971,000		WESCO Distribution, Inc. 7.500%, 10/15/17	$1,980,855

			90,419,457

		Information Technology (9.3%)
		Advanced Micro Devices, Inc.
5,419,000		7.750%, 08/01/20*†	5,500,285
3,537,000		8.125%, 12/15/17	3,731,535
		Amkor Technology, Inc.
10,149,000		9.250%, 06/01/16	10,859,430
3,941,000		7.375%, 05/01/18*	3,990,262
4,926,000		Anixter International, Inc.µ 5.950%, 03/01/15	4,815,165
2,562,000		Equinix, Inc. 8.125%, 03/01/18	2,683,695
		Fidelity National Information Services, Inc.*
591,000		7.875%, 07/15/20	620,550
493,000		7.625%, 07/15/17	515,185
5,862,000		Freescale Semiconductor, Inc. 8.875%, 12/15/14	5,686,140
		Jabil Circuit, Inc.
5,419,000		8.250%, 03/15/18µ	5,933,805
985,000		7.750%, 07/15/16	1,063,800
5,912,000		Lender Processing Services, Inc.µ 8.125%, 07/01/16	6,296,280
2,887,000		Lexmark International, Inc.µ 6.650%, 06/01/18	3,185,314
3,449,000		Seagate Technologyµ 6.800%, 10/01/16	3,509,357
1,971,000		SunGard Data Systems, Inc. 9.125%, 08/15/13	2,025,202
1,281,000		ViaSat, Inc. 8.875%, 09/15/16	1,380,278
		Xerox Corp.
15,597,000		7.625%, 06/15/13µ	15,872,568
2,463,000		8.000%, 02/01/27	2,491,581

			80,160,432

		Materials (8.9%)
2,069,000		Airgas, Inc.µ* 7.125%, 10/01/18	2,281,072
3,695,000		Allegheny Ludlum Corp.µ 6.950%, 12/15/25	3,589,877
857,000		Ashland, Inc. 9.125%, 06/01/17	978,051
2,354,000		Boise Cascade Holdings, LLC 7.125%, 10/15/14	2,224,530
6,779,000		Greif, Inc.µ 7.750%, 08/01/19	7,016,265
		Ineos Group Holdings, PLC*
5,912,000	EUR	7.875%, 02/15/16	6,144,121
985,000		8.500%, 02/15/16	820,013
		Nalco Holding Company
3,515,000		8.250%, 05/15/17	3,796,200
2,463,000	EUR	9.000%, 11/15/13	3,289,901
8,868,000		Neenah Paper, Inc.µ 7.375%, 11/15/14	8,757,150
6,897,000		Sealed Air Corp.µ* 6.875%, 07/15/33	6,346,978
4,355,000		Silgan Holdings, Inc. 7.250%, 08/15/16	4,507,425
		Steel Dynamics, Inc.
9,296,000		7.750%, 04/15/16	9,714,320
1,700,000		7.625%, 03/15/20*	1,748,875
		Texas Industries, Inc.
2,463,000		9.250%, 08/15/20*†	2,487,630
1,971,000		7.250%, 07/15/13	2,015,348
		Union Carbide Corp.µ
4,779,000		7.875%, 04/01/23	4,836,401
3,202,000		7.500%, 06/01/25	3,176,986
3,646,000		Westlake Chemical Corp.µ 6.625%, 01/15/16	3,627,770

			77,358,913

		Telecommunication Services (4.5%)
5,951,000		CenturyLink, Inc.µ 6.875%, 01/15/28	5,563,524
8,079,000		Frontier Communications Corp.µ 9.000%, 08/15/31	8,321,370
3,449,000		Leap Wireless International, Inc.µ 9.375%, 11/01/14	3,582,649
2,956,000		New Communications Holdings, Inc.* 8.250%, 04/15/17	3,170,310
6,897,000		Qwest Communications International, Inc.µ 7.750%, 02/15/31	6,690,090
6,897,000		Sprint Nextel Corp.µ 7.375%, 08/01/15	6,862,515
4,434,000		Syniverse Technologies, Inc.µ 7.750%, 08/15/13	4,500,510

			38,690,968

		Utilities (0.5%)
6,897,000		Energy Future Holdings Corp. 10.250%, 11/01/15	4,655,475

		TOTAL CORPORATE BONDS (Cost $671,405,696)	677,176,685

CONVERTIBLE BONDS (21.4%)
		Consumer Discretionary (1.8%)
13,000,000		Liberty Media Corp. (Time Warner, Inc.)µ§ 3.125%, 03/30/23	14,316,250
2,320,000		Liberty Media Corp. (Viacom, CBS Corp. - Class B)µ§ 3.250%, 03/15/31	1,473,200

			15,789,450

		Energy (1.3%)
11,000,000		Chesapeake Energy Corp.µ 2.250%, 12/15/38	8,263,750

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

3,000,000		SM Energy Companyµ 3.500%, 04/01/27	$3,191,250

			11,455,000

		Health Care (3.7%)
11,500,000		Cubist Pharmaceuticals, Inc.µ 2.250%, 06/15/13	11,183,750
16,500,000		Life Technologies Corp.µ 3.250%, 06/15/25	17,655,000
3,250,000		LifePoint Hospitals, Inc. 3.500%, 05/15/14	3,087,500

			31,926,250

		Industrials (2.8%)
13,500,000		L-3 Communications Holdings, Inc.µ 3.000%, 08/01/35	13,550,625
13,000,000		Trinity Industries, Inc.µ 3.875%, 06/01/36	10,741,250

			24,291,875

		Information Technology (9.3%)
1,800,000	GBP	Autonomy Corp., PLC 3.250%, 03/04/15	3,088,572
3,699,000		Blackboard, Inc.µ 3.250%, 07/01/27	3,685,129
7,000,000		Euronet Worldwide, Inc.µ 3.500%, 10/15/25	6,763,750
41,000,000		Intel Corp.µ 2.950%, 12/15/35	40,846,250
21,000,000		Linear Technology Corp.µ 3.000%, 05/01/27	21,367,500
4,000,000		Rovi Corp.* 2.625%, 02/15/40	4,535,000

			80,286,201

		Materials (2.5%)
2,000,000		Anglo American, PLC 4.000%, 05/07/14	3,134,404
4,800,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	5,395,387
10,090,000		Newmont Mining Corp.µ 3.000%, 02/15/12	13,180,062

			21,709,853

		TOTAL CONVERTIBLE BONDS (Cost $190,785,355)	185,458,629

U.S. GOVERNMENT AND AGENCY SECURITIES (0.8%)
		United States Treasury Note~
3,793,000		0.875%, 02/28/11	3,807,668
3,449,000		1.500%, 10/31/10	3,460,454

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $7,265,574)	7,268,122

SOVEREIGN BOND (1.2%)
1,823,000	BRL	Federal Republic of Brazil 10.000%, 01/01/12 (Cost $10,596,832)	10,242,559

SYNTHETIC CONVERTIBLE SECURITIES (1.4%)
Corporate Bonds (1.2%)
		Consumer Discretionary (0.2%)
68,000		Asbury Automotive Group, Inc.µ 7.625%, 03/15/17	65,110
15,000		Boyd Gaming Corp. 7.125%, 02/01/16	12,938
59,000		Cooper Tire & Rubber Company 8.000%, 12/15/19	60,180
		DISH Network Corp.
93,000		7.125%, 02/01/16µ	96,023
37,000		7.875%, 09/01/19	39,498
100,000		GameStop Corp.µ 8.000%, 10/01/12	103,250
		General Motors Corp.
96,000		7.200%, 01/15/11	33,120
71,000		7.125%, 07/15/13	24,051
74,000		Goodyear Tire & Rubber Companyµ 7.000%, 03/15/28	67,340
107,000		Hanesbrands, Inc.µ‡ 4.121%, 12/15/14	102,185
137,000		Hasbro, Inc.µ 6.600%, 07/15/28	136,921
28,000		Interpublic Group of Companies, Inc. 10.000%, 07/15/17	32,620
22,000		J.C. Penney Company, Inc. 7.650%, 08/15/16	24,310
111,000		Jarden Corp.µ 7.500%, 05/01/17	114,607
47,000		Kellwood Company 7.625%, 10/15/17	27,495
51,000		Liberty Media Corp.µ 8.250%, 02/01/30	47,685
14,000		Limited Brands, Inc.µ 7.000%, 05/01/20	14,525
54,000		Live Nation Entertainment, Inc.* 8.125%, 05/15/18	51,570
58,000		Mandalay Resort Group 7.625%, 07/15/13	50,170
86,000		NetFlix, Inc. 8.500%, 11/15/17	93,740
4,000		Phillips-Van Heusen Corp. 7.375%, 05/15/20	4,190
		Royal Caribbean Cruises, Ltd.
175,000		7.500%, 10/15/27µ	156,625
15,000		7.000%, 06/15/13µ	15,413
6,000		7.250%, 06/15/16	6,090

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		Service Corp. International
125,000		7.500%, 04/01/27µ	$113,437
29,000		7.625%, 10/01/18µ	30,450
15,000		8.000%, 11/15/21	15,713
74,000		Sotheby’sµ 7.750%, 06/15/15	75,850
15,000		Speedway Motorsports, Inc. 8.750%, 06/01/16	15,994
97,000		Vail Resorts, Inc.µ 6.750%, 02/15/14	98,697
29,000	GBP	Warner Music Group Corp.
		8.125%, 04/15/14	42,320
35,000		Wynn Las Vegas, LLC*† 7.750%, 08/15/20	35,656

			1,807,773

		Consumer Staples (0.1%)
63,000		Chiquita Brands International, Inc. 8.875%, 12/01/15	64,024
		Constellation Brands, Inc.
71,000		7.250%, 09/01/16µ	74,372
15,000		7.250%, 05/15/17	15,675
20,000		Del Monte Foods Company 7.500%, 10/15/19	21,175
51,000		NBTY, Inc.µ 7.125%, 10/01/15	53,040
59,000		Reynolds American, Inc.~ 7.250%, 06/15/37	61,613
		Smithfield Foods, Inc.
147,000		7.750%, 07/01/17	144,244
29,000		7.750%, 05/15/13	29,218
4,000		TreeHouse Foods, Inc. 7.750%, 03/01/18	4,235

			467,596

		Energy (0.3%)
96,000		Arch Coal, Inc.µ* 8.750%, 08/01/16	103,440
37,000		Arch Western Finance, LLCµ 6.750%, 07/01/13	37,370
38,000		ATP Oil & Gas Corp.* 11.875%, 05/01/15	28,310
		Berry Petroleum Company
69,000		8.250%, 11/01/16	69,862
29,000		10.250%, 06/01/14	32,190
22,000		Bill Barrett Corp. 9.875%, 07/15/16	24,145
116,000		Bristow Group, Inc.µ 7.500%, 09/15/17	116,000
		Chesapeake Energy Corp.
59,000		9.500%, 02/15/15µ	66,523
48,000		6.875%, 11/15/20	50,220
74,000		Complete Production Services, Inc. 8.000%, 12/15/16	75,295
121,000		Comstock Resources, Inc. 8.375%, 10/15/17	125,235
80,000		Concho Resources, Inc. 8.625%, 10/01/17	83,800
		Continental Resources, Inc.
29,000		8.250%, 10/01/19µ	31,175
10,000		7.375%, 10/01/20*	10,200
111,000		Dresser-Rand Group, Inc. 7.375%, 11/01/14	112,387
70,000		Frontier Oil Corp.µ 8.500%, 09/15/16	71,750
69,000		GulfMark Offshore, Inc.µ 7.750%, 07/15/14	68,655
147,000		Helix Energy Solutions Group, Inc.µ* 9.500%, 01/15/16	143,325
8,000		Holly Corp. 9.875%, 06/15/17	8,370
58,000		Hornbeck Offshore Services, Inc.µ 8.000%, 09/01/17	54,593
		Mariner Energy, Inc.µ
87,000		8.000%, 05/15/17	96,135
51,000		11.750%, 06/30/16	64,515
101,000		Petrohawk Energy Corp.µ 7.125%, 04/01/12	102,136
		Petroplus Holdings, AG*
88,000		9.375%, 09/15/19	79,640
29,000		6.750%, 05/01/14	26,245
7,000		7.000%, 05/01/17	6,020
66,000		Pride International, Inc.µ 8.500%, 06/15/19	74,085
27,000		Range Resources Corp.µ 8.000%, 05/15/19	29,093
81,000		SEACOR Holdings, Inc.µ 7.375%, 10/01/19	86,979
112,000		Superior Energy Services, Inc.µ 6.875%, 06/01/14	112,560
		Swift Energy Company
101,000		8.875%, 01/15/20	103,525
35,000		7.125%, 06/01/17	33,775
53,000		Whiting Petroleum Corp.µ 7.250%, 05/01/12	53,464
54,000		Williams Companies, Inc. 7.750%, 06/15/31	62,310

			2,243,327

		Financials (0.1%)
92,000		Ford Motor Credit Company, LLC 9.875%, 08/10/11	97,077
81,000		Host Hotels & Resorts, Inc. 7.125%, 11/01/13	82,822
100,000		Janus Capital Group, Inc. 6.950%, 06/15/17	102,799
		Leucadia National Corp.µ
160,000		8.125%, 09/15/15	167,200
35,000		7.000%, 08/15/13	36,400

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

103,000		Nuveen Investments, Inc. 10.500%, 11/15/15	$101,712
		OMEGA Healthcare Investors, Inc.
57,000		7.500%, 02/15/20*	59,423
14,000		7.000%, 04/01/14	14,263
74,000		Senior Housing Properties Trustµ 8.625%, 01/15/12	77,978

			739,674

		Health Care (0.1%)
		Bio-Rad Laboratories, Inc.
29,000		8.000%, 09/15/16	31,175
29,000		7.500%, 08/15/13µ	29,508
37,000		Community Health Systems, Inc. 8.875%, 07/15/15	38,850
		Mylan, Inc.*
57,000		7.625%, 07/15/17	60,847
48,000		7.875%, 07/15/20	51,600
53,000		Omnicare, Inc. 7.750%, 06/01/20	56,710
93,000		Talecris Biotherapeutics Holdings Corp. 7.750%, 11/15/16	100,440
114,000		Valeant Pharmaceuticals International* 7.625%, 03/15/20	136,230

			505,360

		Industrials (0.1%)
81,000		BE Aerospace, Inc.µ 8.500%, 07/01/18	88,290
		Belden, Inc.
59,000		9.250%, 06/15/19*	64,163
35,000		7.000%, 03/15/17µ	35,175
37,000		Clean Harbors, Inc.µ 7.625%, 08/15/16	38,388
89,000		Deluxe Corp.µ 7.375%, 06/01/15	91,447
		Esterline Technologies Corp.
206,000		7.750%, 06/15/13	210,120
44,000		7.000%, 08/01/20*†	44,990
51,000		Gardner Denver, Inc.µ 8.000%, 05/01/13	51,829
28,000		H&E Equipment Services, Inc. 8.375%, 07/15/16	27,055
87,000		Interline Brands, Inc.µ 8.125%, 06/15/14	89,610
29,000	GBP	Iron Mountain, Inc.*
		7.250%, 04/15/14	44,595
31,000		Kansas City Southernµ 13.000%, 12/15/13	37,549
		Oshkosh Corp.
77,000		8.500%, 03/01/20	81,042
18,000		8.250%, 03/01/17	18,900
140,000		Spirit AeroSystems Holdings, Inc. 7.500%, 10/01/17	141,750
		Terex Corp.
103,000		8.000%, 11/15/17	100,425
28,000		7.375%, 01/15/14	28,630
48,000		Trinity Industries, Inc.µ 6.500%, 03/15/14	48,660
		Triumph Group, Inc.
40,000		8.000%, 11/15/17	39,900
37,000		8.625%, 07/15/18*	38,850
29,000		WESCO Distribution, Inc. 7.500%, 10/15/17	29,145

			1,350,513

		Information Technology (0.1%)
		Advanced Micro Devices, Inc.
81,000		7.750%, 08/01/20*†	82,215
53,000		8.125%, 12/15/17	55,915
		Amkor Technology, Inc.
151,000		9.250%, 06/01/16	161,570
59,000		7.375%, 05/01/18*	59,737
74,000		Anixter International, Inc.µ 5.950%, 03/01/15	72,335
38,000		Equinix, Inc. 8.125%, 03/01/18	39,805
		Fidelity National Information Services, Inc.*
9,000		7.875%, 07/15/20	9,450
7,000		7.625%, 07/15/17	7,315
88,000		Freescale Semiconductor, Inc. 8.875%, 12/15/14	85,360
		Jabil Circuit, Inc.
81,000		8.250%, 03/15/18µ	88,695
15,000		7.750%, 07/15/16	16,200
88,000		Lender Processing Services, Inc.µ 8.125%, 07/01/16	93,720
43,000		Lexmark International, Inc.µ 6.650%, 06/01/18	47,443
51,000		Seagate Technologyµ 6.800%, 10/01/16	51,892
29,000		SunGard Data Systems, Inc. 9.125%, 08/15/13	29,798
19,000		ViaSat, Inc. 8.875%, 09/15/16	20,473
		Xerox Corp.
233,000		7.625%, 06/15/13µ	237,117
37,000		8.000%, 02/01/27	37,429

			1,196,469

		Materials (0.1%)
31,000		Airgas, Inc.µ* 7.125%, 10/01/18	34,177
55,000		Allegheny Ludlum Corp.µ 6.950%, 12/15/25	53,435
13,000		Ashland, Inc. 9.125%, 06/01/17	14,836
35,000		Boise Cascade Holdings, LLC 7.125%, 10/15/14	33,075

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

101,000		Greif, Inc.µ 7.750%, 08/01/19	$104,535
		Ineos Group Holdings, PLC*
88,000	EUR	7.875%, 02/15/16	91,455
15,000		8.500%, 02/15/16	12,488
		Nalco Holding Company
52,000		8.250%, 05/15/17	56,160
37,000	EUR	9.000%, 11/15/13	49,422
132,000		Neenah Paper, Inc.µ 7.375%, 11/15/14	130,350
103,000		Sealed Air Corp.µ* 6.875%, 07/15/33	94,786
65,000		Silgan Holdings, Inc. 7.250%, 08/15/16	67,275
		Steel Dynamics, Inc.
139,000		7.750%, 04/15/16	145,255
25,000		7.625%, 03/15/20*	25,719
		Texas Industries, Inc.
37,000		9.250%, 08/15/20*†	37,370
29,000		7.250%, 07/15/13	29,653
		Union Carbide Corp.µ
71,000		7.875%, 04/01/23	71,853
48,000		7.500%, 06/01/25	47,625
54,000		Westlake Chemical Corp.µ 6.625%, 01/15/16	53,730

			1,153,199

		Telecommunication Services (0.1%)
89,000		CenturyLink, Inc.µ 6.875%, 01/15/28	83,205
121,000		Frontier Communications Corp.µ 9.000%, 08/15/31	124,630
51,000		Leap Wireless International, Inc.µ 9.375%, 11/01/14	52,976
44,000		New Communications Holdings, Inc.* 8.250%, 04/15/17	47,190
103,000		Qwest Communications International, Inc.µ 7.750%, 02/15/31	99,910
103,000		Sprint Nextel Corp.µ 7.375%, 08/01/15	102,485
66,000		Syniverse Technologies, Inc.µ 7.750%, 08/15/13	66,990

			577,386

		Utilities (0.0%)
103,000		Energy Future Holdings Corp. 10.250%, 11/01/15	69,525

		TOTAL CORPORATE BONDS	10,110,822

U.S. Government and Agency Securities (0.0%)
		United States Treasury Note~
57,000		0.875%, 02/28/11	57,221
51,000		1.500%, 10/31/10	51,169

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES	108,390

Sovereign Bond (0.0%)
27,000	BRL	Federal Republic of Brazil 10.000%, 01/01/12	151,700

NUMBER OF
CONTRACTS			VALUE

Purchased Options (0.2%)#
		Consumer Discretionary (0.0%)
180		Amazon.com, Inc. Call, 01/21/12, Strike $130.00	311,850

		Information Technology (0.2%)
175		Apple, Inc. Call, 01/21/12, Strike $210.00	1,319,937
110		MasterCard, Inc. Call, 01/21/12, Strike $250.00	198,000

			1,517,937

		TOTAL PURCHASED OPTIONS	1,829,787

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $12,365,317)	12,200,699

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (12.3%)
		Consumer Staples (3.0%)
455,000		Archer-Daniels-Midland Companyµ 6.250%	17,476,550
17,500		Bunge, Ltd.µ 5.125%	8,750,000

			26,226,550

		Energy (1.1%)
172,300		Apache Corp. 6.000%	9,433,425

		Financials (5.0%)
310,000		Affiliated Managers Group, Inc.µ 5.150%	10,714,375
175,000		American International Group, Inc.µ 8.500%	1,351,000
19,500		Bank of America Corp.µ 7.250%	17,940,000
35,000		Reinsurance Group of America, Inc. 5.750%	2,194,500

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

NUMBER OF
SHARES		VALUE

11,600	Wells Fargo & Companyµ 7.500%	$11,310,000

		43,509,875

	Health Care (1.5%)
11,750	Mylan, Inc.µ 6.500%	12,452,062

	Materials (1.7%)
182,200	Vale, SAµ 6.750%	14,626,228

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $127,361,988)	106,248,140

NUMBER OF
UNITS		VALUE

STRUCTURED EQUITY-LINKED SECURITIES (6.8%)+*
	Consumer Discretionary (0.6%)
22,900	Credit Suisse Group (Priceline.com, Inc.) 11.000%, 10/19/10	5,140,134

	Energy (2.7%)
84,850	BNP Paribas, SA (Devon Energy Corp.) 11.000%, 02/01/11	5,482,158
143,000	BNP Paribas, SA (ENSCO, PLC) 11.000%, 11/22/10	6,114,680
62,000	Deutsche Bank, AG (Apache Corp.) 12.000%, 12/21/10	5,813,120
237,000	JPMorgan Chase & Company (Pride International, Inc.) 12.000%, 08/10/10	5,626,380

		23,036,338

	Information Technology (2.2%)
85,000	Barclays Capital, Inc. (Lexmark International, Inc.) 11.000%, 11/12/10	3,091,450
152,576	Barclays Capital, Inc. (QUALCOMM, Inc.) 12.000%, 01/22/11	5,803,991
166,100	Deutsche Bank, AG (SanDisk Corp.) 12.000%, 01/24/11	7,207,079
267,450	Deutsche Bank, AG (Seagate Technology) 11.000%, 08/31/10	3,388,592

		19,491,112

	Materials (1.3%)
140,000	Credit Suisse Group (Barrick Gold Corp.) 11.000%, 11/16/10	5,730,200
134,000	Goldman Sachs Group, Inc. (Goldcorp, Inc.) 12.000%, 07/20/11	5,465,860

		11,196,060

	TOTAL STRUCTURED EQUITY-LINKED SECURITIES (Cost $62,802,678)	58,863,644

NUMBER OF
SHARES		VALUE

COMMON STOCKS (6.4%)
	Financials (1.4%)
282,712	MetLife, Inc.µ	$11,890,867

	Health Care (2.0%)
496,671	Merck & Company, Inc.µ	17,115,282

	Industrials (0.9%)
224,388	Avery Dennison Corp.µ	8,044,310

	Materials (2.1%)
250,317	Freeport-McMoRan Copper & Gold, Inc.µ	17,907,678

	TOTAL COMMON STOCKS (Cost $65,402,495)	54,958,137

SHORT TERM INVESTMENT (2.3%)
19,570,874	Fidelity Prime Money Market Fund - Institutional Class (Cost $19,570,874)	19,570,874

TOTAL INVESTMENTS (130.9%) (Cost $1,167,556,809)		1,131,987,489

LIABILITIES, LESS OTHER ASSETS (-30.9%)		(266,895,759)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)		$865,091,730

NOTES TO SCHEDULE OF INVESTMENTS

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $648,977,504. $187,216,807 of the collateral has been re-registered by the counterparty.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2010.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2010, the value of 144A securities that could not be exchanged to the registered form is $98,801,816 or 11.4% of net assets applicable to common shareholders.
†	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and swaps. The aggregate value of such securities aggregate a total value of $11,433,273.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
+	Structured equity-linked securities are designed to simulate the characteristics of the equity security in the parenthetical.

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
EUR	European Monetary Unit
GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

INTEREST RATE SWAPS

					Unrealized
	Fixed Rate	Floating Rate	Termination	Notional	Appreciation/
Counterparty	(Fund Pays)	(Fund Receives)	Date	Amount	(Depreciation)

BNP Paribas, SA	2.4300% quarterly	3 month LIBOR	04/14/14	$115,000,000	$(4,945,042)

BNP Paribas, SA	1.8650% quarterly	3 month LIBOR	04/14/12	75,000,000	(1,645,782)

BNP Paribas, SA	1.8525% quarterly	3 month LIBOR	09/14/12	53,000,000	(1,340,203)

					$(7,931,027)

See accompanying Notes to Schedule of Investments

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Convertible and High Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 12, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on May 28, 2003. The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Fund Valuation. The valuation of the Fund’s securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities and certain convertible preferred securities are generally traded in the over-the-counter market and are valued by independent pricing services or by dealers who make markets in such securities. Valuations of such fixed income securities and certain convertible preferred securities consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2010.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to a Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. There were no open forward currency contracts at July 31, 2010.

NOTE 2 – INVESTMENTS

The following information is presented on a federal income tax basis as of July 31, 2010. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows:

Cost basis of Investments	$1,192,430,208

Gross unrealized appreciation	39,075,310
Gross unrealized depreciation	(99,518,029)

Net unrealized appreciation (depreciation)	$(60,442,719)

NOTE 3 – BORROWINGS

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the Agreement) with BNP Paribas Prime Brokerage, Inc. (as successor to Bank of America N.A.) (“BNP”) that allows the Fund to borrow up to an initial limit of $400,000,000 and a Lending Agreement, as defined below. Borrowings under the Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). Interest is charged at the quarterly LIBOR (London Inter-bank Offered Rate) plus .95% on the amount borrowed and .85% on the undrawn balance. For the period ended July 31, 2010, the average borrowings and the average interest rate were $270,000,000 and 1.31%, respectively. As of July 31, 2010, the amount of such outstanding borrowings is $270,000,000. The interest rate applicable to the borrowings on July 31, 2010 was 1.42%.

The Lending Agreement is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

NOTE 4 – INTEREST RATE SWAPS

The Fund has engaged in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 3 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. Three main types of interest rate swaps are coupon swaps (fixed rate to floating rate in the same currency); basis swaps (one floating rate index to another floating rate index in the same currency); and cross-currency interest rate swaps (fixed rate in one currency to floating rate in another). In the case of a coupon swap, a Fund may agree with a counterparty that the Fund will pay a fixed rate (multiplied by a notional amount) while the counterparty will pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

NOTE 5 – SYNTHETIC CONVERTIBLE SECURITIES

The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or purchased options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 6 – WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if Calamos Advisors deems it advisable for investment reasons. The Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

At the time when the Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets (cash, U.S. Government securities or other “high-grade” debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of this investment strategy may increase net asset value fluctuation.

NOTE 7 – STRUCTURED EQUITY-LINKED SECURITIES

The Fund may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity-linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity-linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward contract.

NOTE 8 – VALUATIONS

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 assets and liabilities use inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange).

•	Level 2 assets and liabilities reflect inputs other than quoted prices, but use observable market data (including quoted prices of similar securities, interest rates, credit risk, etc.).

•	Level 3 assets and liabilities are valued using unobservable inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value).

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	Value of	Other
	Investment	Financial
Valuation Inputs	Securities	Instruments

Level 1 – Quoted Prices
Common Stocks	$54,958,137	$—
Convertible Preferred Stocks	77,350,340	—
Synthetic Convertible Securities (Purchased Options)	1,829,787	—
Short Term Investment	19,570,874	—
Level 2 – Other significant observable inputs
Convertible Bonds	185,458,629	—
Corporate Bonds	677,176,685	—
U.S. Government and Agency Securities	7,268,122	—
Sovereign Bond	10,242,559	—
Convertible Preferred Stocks	28,897,800	—
Synthetic Convertible Securities (Corporate Bonds, U.S. Government and Agency Securities, Sovereign Bond)	10,370,912	—
Structured Equity-Linked Securities	58,863,644	—
Interest Rate Swaps	—	(7,931,027)

Total	$1,131,987,489	$(7,931,027)

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a)	Certification of Principal Executive Officer.

(b)	Certification of Principal Financial Officer.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Calamos Convertible and High Income Fund

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 21, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
Calamos Convertible and High Income Fund

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 21, 2010

By:	/s/ Nimish S. Bhatt

Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 21, 2010